OTHER REQUIRED DISCLOSURES (Statement of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of additional information [Abstract]
Inventories		$ 202,470	$ 438,090	$ (1,906,524)
Receivables and others		6,342	10,888	(41,535)
Trade receivables		(104,280)	573,811	(885,200)
Other liabilities		(64,022)	46,403	106,223
Trade payables		280,571	83,306	109,247
Increase (decrease) in working capital	[1]	321,081	1,152,498	(2,617,789)
Tax expense (income)		334,408	573,728	1,397,139
Taxes paid		(495,348)	(1,769,289)	(818,854)
Income tax accruals less payments, total		(160,940)	(1,195,561)	578,285
Interest accrued		(113,433)	(13,940)	(20,948)
Interest received		202,000	31,880	62,912
Interest paid		(133,706)	(42,735)	(36,063)
Interest accruals less payments, total		$ (45,139)	$ (24,795)	$ 5,901

[1]	The working capital is impacted by non-cash movement of $129.3 million as of December 31, 2023 ($24.9 million and $(12.5) million as of December 31, 2022 and 2021, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.